Initial Public Offering (Details Narrative) - IPO [Member] - PELICAN ACQUISITION CORPORATION	May 27, 2025 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares | shares	7,500,000
Sale of units per share | $ / shares	$ 10.00